Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Jul. 26, 2018
Condensed Balance Sheet Statements Captions [Line Items]
Common shares, shares outstanding			42,666,670
Class A Common Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common shares, par value per share	$ 0.0001	$ 0.0001
Common shares, shares authorized	4,920,000,000	4,920,000,000
Common shares, shares issued	61,392,170	60,106,037
Common shares, shares outstanding	61,392,170	60,106,037
Treasury shares, shares	0	81,930
Class B Common Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common shares, par value per share	$ 0.0001	$ 0.0001
Common shares, shares authorized	30,000,000	30,000,000
Common shares, shares issued	17,000,189	17,000,189
Common shares, shares outstanding	17,000,189	17,000,189
Parent Company
Condensed Balance Sheet Statements Captions [Line Items]
Treasury shares, shares	0	81,930
Parent Company | Class A Common Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common shares, par value per share	$ 0.0001	$ 0.0001
Common shares, shares authorized	4,920,000,000	4,920,000,000
Common shares, shares issued	61,392,170	60,106,037
Common shares, shares outstanding	61,392,170	60,106,037
Parent Company | Class B Common Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common shares, par value per share	$ 0.0001	$ 0.0001
Common shares, shares authorized	30,000,000	30,000,000
Common shares, shares issued	17,000,189	17,000,189
Common shares, shares outstanding	17,000,189	17,000,189